Financial Instruments (Details) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Derivative Financial Instruments
Investment grade bonds	$ 10.2	$ 0.0
Cash
Derivative Financial Instruments
Deferred compensation, Rabbi Trust	6.2	6.6
Short-term Investments
Derivative Financial Instruments
Deferred compensation, Rabbi Trust	7.9	7.7
Foreign Exchange Forward | Designated as Hedging Instrument
Derivative Financial Instruments
Fair value	2.6	5.0
Notional amount	$ 107.3	93.5
Foreign Exchange Forward | Designated as Hedging Instrument | Cash Flow Hedging | Maximum
Derivative Financial Instruments
Maturity term	1 year
Foreign Exchange Forward | Not Designated as Hedging Instrument
Derivative Financial Instruments
Fair value	$ (0.3)	0.2
Notional amount	$ 47.6	$ 63.7
Foreign Exchange Forward | Not Designated as Hedging Instrument | Maximum
Derivative Financial Instruments
Maturity term	1 year